Earnout Liabilities	6 Months Ended
Jun. 30, 2023
Earnout Liability [Abstract]
Earnout Liabilities	Earnout Liabilities

Sponsor Earnout
As of December 31, 2022	$1,353
Change in fair value of financial instruments	(849)
As of June 30, 2023	$504

Sponsor Earnout

Pursuant to that certain Sponsor Support Agreement, dated as of July 5, 2021, by and among us, the Sponsor and Nettar, the Sponsor has agreed that during the period between the Closing and the five-year anniversary of the Closing, the Sponsor shall not sell, transfer or otherwise dispose of Class A ordinary shares equal to 1,869,000 less 30% of Forfeiture Escrow Shares retired and cancelled (“Sponsor Earnout”). The Sponsor Earnout is subject to potential forfeiture to us for no consideration until the occurrence of each tranche’s respective earnout triggering event. The earnout triggering events related to achieving a closing price at or above $12.50, $15.00 and $20.00 per share, respectively, for any 10 trading days over a 20 trading day period were not satisfied during the six months ended June 30, 2023. As a result, the 1,775,962 Class A ordinary shares were not vested and are subject to transfer restrictions and contingent forfeiture provisions.

The estimated fair value of the Sponsor Earnout liability is based on a Monte Carlo simulation valuation model using a distribution of potential outcomes on a semi-annual basis over the earnout period, using the most reliable information available. Assumptions used in the valuation are as follows:

	June 30, 2023	December 31, 2022
Expected term (in years)	3.57	4.07
Dividend yield (%)	—%	—%
Expected volatility	56.7%	50.4%
Risk-free interest rate	4.4%	4.1%
Expected number of shares	1,775,962	1,775,962

Forfeiture Earnout

In connection with the closing of the Merger (the “Closing”), we delivered 310,127 shares of our Class A ordinary shares to an escrow account (“Forfeiture Escrow Shares”). The Forfeiture Escrow Shares were held in escrow for a 30-day adjustment period subsequent to the Closing Date, subject to forfeiture, depending on the VWAP. If the VWAP during the adjustment period was $10.00 or more, all Forfeiture Escrow Shares would be released. For the five-year period following the adjustment period, if the closing price of the shares on the principal exchange or securities market on which such securities are listed or quoted is at or above $15.00 for 10 out of 20 trading days, which do not have to be consecutive, the stockholders will have the right to receive their respective portions of shares back.

The shares were forfeited because the VWAP was below $10.00. The Forfeiture Earnout was initially recognized as a liability with a fair value of $6.1 million. The liability was remeasured to a fair value of $1.0 million at the end of the adjustment period and reclassified as an equity instrument.